Equity (Details) - Ordinary shares [Member] - shares	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Number of shares, Authorized	1,500,000,000	250,000,000
Number of shares, Issued and paid	527,743,611	56,391,512